Label	Element	Value
BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BondBloxx USD High Yield Bond Energy Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is newly organized, non-diversified and seeks to track the investment results of the ICE Diversified US Cash Pay High Yield Energy Index (the “Index”), which is a rules-based index consisting of U.S. dollar-denominated below investment grade bonds (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) that contains issuers from the energy sector, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors. Below investment grade bonds are commonly referred to as “junk bonds.” The Index is a modified market value-weighted index with a cap on each issuer of 25% of the market capitalization of the Index. This means that Index constituents are capitalization weighted, based on their current amount outstanding, and then adjusted in accordance with the index methodology detailed below. There is no limit to the number of issues in the Index, but as of September 30, 2021, the Index included approximately 330 constituents. The bonds included in the Index are publicly issued in the United States domestic market. Because the Index is reconstituted and rebalanced monthly, the components of the Index are likely to change over time.

The Index is composed of a subset of bonds in the ICE BofA US Cash Pay High Yield Constrained Index (the “Underlying Index”). The Index components are classified into “large cap” and “small cap” categories. Their weightings are then adjusted based on a capitalization-weighting adjustment formula. See “More Information About the Funds—Index Construction” for more information about the adjustment formula.

As of the date of this prospectus (the “Prospectus”), the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds, currently in a coupon paying period, that are publicly issued in the U.S. domestic market, and that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody's”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months at the time of issuance; (vi) have at least one year to maturity as of the rebalancing date; and (vii) are issued by companies that each derive at least 50% of their revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of energy assets. There is no upper limit on the maturity of bonds eligible for inclusion in the Index. For more information regarding the Underlying Index, see “More Information About the Funds—Underlying Index” below.

BIM uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “outperform” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BIM uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of bonds that collectively has an investment profile similar to that of an applicable underlying index. The bonds selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and sector weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the bonds in the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade bonds denominated in U.S. dollars of issuers in the energy sector, either directly or indirectly (e.g., through derivatives).The Fund may also invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents, as well as in securities not included in its Index, but which BIM believes will help the Fund track its Index.

An issuer is considered to be in the energy sector if it derives at least 50% of its revenues or profits from the ownership, operation, development, construction, management, financing, leasing or sale of energy assets.

The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Index is sponsored by the Index Provider, which is independent of the Fund and BIM. The Index Provider determines the composition and relative weightings of the bonds in the Index and publishes information regarding the market value of the Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of the date of this prospectus, the Index currently holds 25% or more of its assets in the energy sub-sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. As of the date of this prospectus, the Index currently holds 25% or more of its assets in the energy sub-sector.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted

below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition. In addition, the Index Provider may be subject to business or regulatory changes that impair its ability to continue to operate the Index in its current form.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV or differences between the securities prices used to value the Index and those used by the Fund), transaction costs incurred by the Fund, securities lending earnings, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. INDEX-BASED EXCHANGE TRADED FUNDS (“ETFs”) THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN HIGH YIELD SECURITIES MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.

High Yield Securities Risk. Securities that are rated below investment-grade (sometimes referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch or below “Baa3” by Moody’s), or similar securities that are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.

Asset Class Risk. Securities and other assets in the Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Focused Investment Risk. To the extent the Fund invests more heavily in particular sectors, sub-sectors, industries, groups of industries, asset classes, markets, regions, countries, or groups of countries, its performance will be especially sensitive to developments that significantly affect those sectors, sub-sectors, industries, asset classes, markets, regions, or countries. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors, sub-sectors, industries, asset classes, markets, regions, or countries. An individual sector, sub-sector, industry, group of industries, asset-class, market, region, country, or group of countries may outperform the broader market during particular periods, but may do so with considerably greater volatility than the broader market. In addition, the several industries that constitute a sector or sub-sector or the several countries or markets that constitute a region or group of countries may all react similarly to economic, political, regulatory or other market events. The Fund’s performance could also be affected if the sectors, sub-sectors, industries, asset classes, markets, regions, or countries do not perform as expected. Alternatively, a lack of exposure to one or more other sectors, sub-sectors, industries, asset classes, markets, regions, or countries may adversely affect performance.

Passive Investment Risk. The Fund is not actively managed, and BIM generally does not attempt to take defensive positions under any market conditions, including declining markets or changing interest rate environments.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The recent historically low interest rate environment heightens the risks associated with rising interest rates that may result from central bank or government intervention or other inflationary pressures.

Income Risk. The Fund's income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower interest rates, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation. The Fund expects to invest in fixed income securities of high yield issuers that may exhibit higher levels of credit risk than other types of fixed income instruments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in, or which are exposed to, the affected region.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, business shutdowns, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In addition, certain government and regulatory responses to COVID-19 have created uncertain economic conditions and/or exacerbated certain economic challenges faced by individuals, businesses and government entities. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund's NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Energy Sector Risk. The energy sector consists of a number of sub-sectors, including the exploration & production, gas distribution, oil field equipment & services, and oil refining & marketing sub-sectors. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, geopolitical instability, government regulations and energy conservation efforts. The energy sector has recently experienced increased volatility. In particular, there has been significant market volatility in the crude oil markets as well as the oil futures markets, which resulted in the market price of certain crude oil futures contract falling below zero for a period of time.

Oil and Gas Sub-Sector Risk. Companies in the oil and gas sub-sector are strongly affected by the levels and volatility of global energy prices, oil and gas supply and demand, government regulations and policies, oil and gas production and conservation efforts and technological change. The oil and gas sub-sector is cyclical and from time to time may experience a shortage of drilling rigs, equipment, supplies or qualified personnel, or due to significant demand, such services may not be available on commercially reasonable terms. Prices and supplies of oil and gas may fluctuate significantly over short and long periods of time due to national and international political changes, OPEC policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of key energy-consuming countries. Disruptions in the oil and gas sub-sector or shifts in energy consumption may significantly impact companies in this sub-sector.

Exploration & Production Sub-Sector Risk. Financial results of companies in the exploration and production sub-sector correlate closely to the prices they obtain for their products, such as oil, natural gas, and their chemical products. These prices have historically fluctuated wildly, and if prices decline, these companies’ operations, financial condition, cash slows, expenditure levels and quantity of estimated proved reserved attributable to their properties may be materially and adversely affected. Prices are set by global and local market forces not in these companies’ control. In addition, activities in this sub-sector are subject to risks outside the companies’ control, including the risk that drilling will not result in commercially viable oil or natural gas production. Exploration is inherently risky and subject to delays, misinterpretation of geologic or engineering data, unexpected geologic conditions or finding reserves of disappointing quality or quantity, which may result in significant losses.

Gas Distribution Sub-Sector Risk. Companies in the gas distribution sub-sector are generally highly dependent on companies in the exploration and production sub-sector, which means that material adverse impacts on the exploration and production sub-sector may have material adverse effects on companies in the gas distribution sub-sector. Lower prices of oil or natural gas could have a material adverse effect on these companies’ business, operating results, financial condition or ability to make distributions to investors, such as the Fund. The gas distribution sub-sector is highly competitive, with a large number of competitors, and companies’ customers may seek to compete with companies in this sub-sector.

Oil Field Equipment & Services Sub-Sector Risk. Companies in the oil field equipment and services sub-sector are highly dependent on activity levels on the oil and gas industry, which is significantly affected by volatile oil and gas prices, and other factors. This includes activity levels in offshore areas worldwide. Prolonged reductions in oil and natural gas prices could depress the immediate levels of exploration, development and production activity. Perceptions of longer-term lower oil and natural gas prices by oil and gas companies could similarly reduce or defer major expenditures given the long-term nature of many large-scale development projects. Lower levels of activity result in a corresponding decline in the demand for these companies’ services, which could have a material adverse effect on revenue and profitability. Oil and gas prices and market expectations of potential changes in these prices significantly affect this level of activity. However, increases in near-term commodity prices do not necessarily translate into increased offshore drilling activity since customers’ expectations of longer-term future commodity prices typically have a greater impact on demand for rigs. Consistent with this dynamic, customers may delay or cancel many exploration and development programs, resulting in reduced demand for services. Also, increased competition for customers’ drilling budgets could come from, among other areas, land-based energy markets worldwide. The availability of quality drilling prospects, exploration success, relative production costs, the stage of reservoir development and political and regulatory environments also affect customers’ drilling campaigns. Worldwide military, political and economic events have often contributed to oil and gas price volatility and are likely to do so in the future.

Oil Refining & Marketing Sub-Sector Risk. Business closings and layoffs in the markets in which a company in the oil refining and marketing sub-sector operates may adversely affect demand for refined products. Sustained deterioration of general economic conditions or persistent weak demand levels could require additional actions on a company’s part to lower its operating costs, including temporarily or permanently ceasing to operate units at its facilities.

These companies’ revenues, profitability, cash flows and liquidity from operations depend primarily on the margin above operating expenses (including the cost of refinery feedstocks, such as crude oil, intermediate partially refined petroleum products, and natural gas liquids that are processed and blended into refined products) at which a company is able to sell refined products. Refining is primarily a margin-based business and, to increase profitability, it is important to maximize the yields of high value finished products while minimizing the costs of feedstock and operating expenses. An increase or decrease in the price of crude oil will likely result in a similar increase or decrease in prices for refined products; however, there may be a time lag in the realization, or no such realization, of the similar increase or decrease in prices for refined products. The effect of changes in crude oil prices on a company’s refining margins therefore depends in part on how quickly and how fully refined product prices adjust to reflect these changes.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class.

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV. The high yield securities in which the Fund invests may experience greater liquidity challenges than other types of securities during periods of market stress.

Privately Issued Securities Risk. The Fund will invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Exchange-Traded Fund (ETF) and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Management Risk. Because BIM uses a representative sampling indexing strategy, the Fund may not be able to fully replicate the Index and may hold securities not included in the Index. As a result, the Fund is subject to the risk that BIM’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers.

Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, the Fund's adviser, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

LIBOR Transition Risk. The risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, and the remainder of LIBOR publications are expected to end at the end of 2021. Certain instruments held by the Fund may rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and may result in a reduction in value of certain instruments held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced operations as of the date of this prospectus, there is no past performance to return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 896-5089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bondbloxxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF | BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and Service (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 115

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.